Quarterly Report
July 31, 2020
MFS®  Lifetime®  Income Fund

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.6%
MFS Emerging Markets Debt Fund - Class R6	876,704	$12,966,458
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,000,437	6,482,832
MFS Global Bond Fund - Class R6	3,398,956	32,494,015
MFS Government Securities Fund - Class R6	6,099,810	64,108,999
MFS High Income Fund - Class R6	5,805,851	19,565,719
MFS Inflation-Adjusted Bond Fund - Class R6	5,740,229	64,577,581
MFS Limited Maturity Fund - Class R6	21,067,029	128,087,535
MFS Total Return Bond Fund - Class R6	11,097,550	129,064,500
		$457,347,639
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,526,046	$16,008,216
MFS International Growth Fund - Class R6	86,535	3,232,960
MFS International Intrinsic Value Fund - Class R6	67,012	3,256,760
MFS Research International Fund - Class R6	502,596	9,579,486
		$32,077,422
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	2,831,525	$13,194,910
MFS Global Real Estate Fund - Class R6	813,099	13,131,546
		$26,326,456
U.S. Stock Funds – 20.2%
MFS Blended Research Core Equity Fund - Class R6	460,669	$13,036,937
MFS Blended Research Growth Equity Fund - Class R6	753,626	13,090,483
MFS Blended Research Mid Cap Equity Fund - Class R6	1,727,510	19,814,535
MFS Blended Research Small Cap Equity Fund - Class R6	547,891	6,536,344
MFS Blended Research Value Equity Fund - Class R6	1,091,248	12,942,201
MFS Growth Fund - Class R6	87,273	13,113,594
MFS Mid Cap Growth Fund - Class R6	386,073	9,918,206
MFS Mid Cap Value Fund - Class R6	445,117	9,850,448
MFS New Discovery Fund - Class R6	91,279	3,270,533
MFS New Discovery Value Fund - Class R6	247,321	3,227,544
MFS Research Fund - Class R6	275,824	13,010,608
MFS Value Fund - Class R6	325,054	12,946,906
		$130,758,339
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.15% (v)	1,281,449	$1,281,577
Total Investment Companies		$647,791,433

Other Assets, Less Liabilities – (0.0)%		(135,078)
Net Assets – 100.0%		$647,656,355
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $647,791,433.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$647,791,433	$—	$—	$647,791,433
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,628,522	$44,376	$1,023,429	$93,697	$1,293,771	$13,036,937
MFS Blended Research Growth Equity Fund	12,793,246	7,068	1,631,316	373,256	1,548,229	13,090,483
MFS Blended Research International Equity Fund	15,156,550	18,959	1,044,360	(58,372)	1,935,439	16,008,216
MFS Blended Research Mid Cap Equity Fund	19,165,862	159,031	2,028,996	73,954	2,444,684	19,814,535
MFS Blended Research Small Cap Equity Fund	6,456,901	104,364	645,418	(41,291)	661,788	6,536,344
MFS Blended Research Value Equity Fund	12,541,458	406,145	790,329	6,741	778,186	12,942,201
MFS Commodity Strategy Fund	11,194,579	752,605	580,775	(187,699)	2,016,200	13,194,910
MFS Emerging Markets Debt Fund	11,816,178	383,217	484,703	(19,860)	1,271,626	12,966,458
MFS Emerging Markets Debt Local Currency Fund	5,941,280	245,765	305,700	(48,533)	650,020	6,482,832
MFS Global Bond Fund	29,305,837	1,720,515	574,054	(1,735)	2,043,452	32,494,015
MFS Global Real Estate Fund	12,389,028	248,404	865,421	(33,531)	1,393,066	13,131,546
MFS Government Securities Fund	56,613,616	7,751,720	693,171	(121)	436,955	64,108,999
MFS Growth Fund	12,595,516	31,188	1,573,970	599,250	1,461,610	13,113,594
MFS High Income Fund	17,950,290	920,951	556,328	(43,529)	1,294,335	19,565,719
MFS Inflation-Adjusted Bond Fund	56,844,752	6,272,619	806,731	4,256	2,262,685	64,577,581
MFS Institutional Money Market Portfolio	1,176,620	6,908,411	6,803,454	13	(13)	1,281,577
MFS International Growth Fund	3,064,734	19	263,999	34,301	397,905	3,232,960
MFS International Intrinsic Value Fund	3,042,349	1,292	232,811	37,358	408,572	3,256,760
MFS Limited Maturity Fund	115,480,821	11,011,476	1,382,280	—	2,977,518	128,087,535
MFS Mid Cap Growth Fund	9,474,698	903	1,348,482	337,060	1,454,027	9,918,206
MFS Mid Cap Value Fund	9,553,023	171,932	934,995	67,167	993,321	9,850,448
MFS New Discovery Fund	3,278,456	1,399	635,428	119,870	506,236	3,270,533
MFS New Discovery Value Fund	3,250,810	181,138	316,480	(7,195)	119,271	3,227,544
MFS Research Fund	12,588,213	44,250	1,038,998	103,049	1,314,094	13,010,608
MFS Research International Fund	9,093,886	6,625	738,307	79,621	1,137,661	9,579,486
MFS Total Return Bond Fund	117,955,963	7,570,401	2,288,810	5,687	5,821,259	129,064,500
MFS Value Fund	12,463,332	458,415	813,277	27,765	810,671	12,946,906
	$593,816,520	$45,423,188	$30,402,022	$1,521,179	$37,432,568	$647,791,433
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	136,817	—
MFS Emerging Markets Debt Local Currency Fund	69,954	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Bond Fund	$122,171	$—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	343,104	—
MFS Growth Fund	—	28,823
MFS High Income Fund	238,708	—
MFS Inflation-Adjusted Bond Fund	58,618	—
MFS Institutional Money Market Portfolio	572	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	810,311	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	40,558	38,599
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	907,492	—
MFS Value Fund	63,324	—
	$2,791,629	$67,422
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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